CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,205	$ 1,364	$ 893
Accounts receivable, net of allowance	3,926	3,810	3,192
Unbilled services	1,203	1,197	1,016
Prepaid expenses and other current asset	522	431	448
Total current assets	6,856	6,802	5,549
Property and equipment, net	969	1,000	805
Other assets:
Intangible assets, net	385	446	614
Capitalized software development costs, net	348	393	301
Other assets	24	17	27
Total other assets	757	856	942
Total assets	8,582	8,658	7,296
Current liabilities:
Line of credit		0	400
Accounts payable	2,988	2,555	2,502
Accrued interest - related party	96	111	111
Accrued compensation and benefits	712	848	520
Accrued liabilities	158	195	188
Current portion of capital lease obligations	187	185	31
Deferred revenue and customer prepayments	1,489	1,423	584
Total current liabilities	5,630	5,317	4,336
Long-term liabilities:
Capital lease obligations, net of current portion	46	93	7
Note payable - related party	750	750	750
Total long-term liabilities	796	843	757
Total liabilities	6,426	6,160	5,093
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value, 10,000 shares authorized and no shares issued outstanding	0	0	0
Common stock, $.01 par value, 35,000 shares authorized; 16,268 issued and outstanding	163	163	163
Additional paid-in capital	7,279	7,215	6,968
Accumulated deficit	(5,091)	(4,691)	(4,729)
Foreign currency adjustment	(195)	(189)	(199)
Total stockholders' equity	2,156	2,498	2,203
Total liabilities and stockholders' equity	$ 8,582	$ 8,658	$ 7,296